COMMITMENTS - Flow-through funding (Details) - CAD ($)			10 Months Ended	12 Months Ended		23 Months Ended
	Feb. 28, 2025	Feb. 09, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Flow-through share premium liability, beginning				$ 1,355,210
Liability incurred on flow-through shares issued				8,002,950	$ 3,680,000
Settlement of flow-through share liabilities on expenditures				(4,662,848)	(2,324,790)
Flow-through share premium liability, ending			$ 4,695,312	4,695,312	$ 1,355,210	$ 4,695,312
FTS Liability 2024 [Member]
Disclosure of financial liabilities [line items]
Liability incurred on flow-through shares issued		$ 23,000,000
Settlement of flow-through share liabilities on expenditures						23,000,000
FTS Liability 2025 [Member]
Disclosure of financial liabilities [line items]
Liability incurred on flow-through shares issued	$ 20,007,375
Settlement of flow-through share liabilities on expenditures			8,269,097
Remaining expenditure obligation			$ 11,738,278	$ 11,738,278		$ 11,738,278